Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 16, 2023 USD ($) $ / shares	Apr. 06, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Property and equipment, estimated useful lives									3 years
Capitalized internal-use software estimated useful life									3 years
Advertising expense									$ 4	$ 2
Number of operating segments | Segment									1
Minimum bid price requirement | $ / shares	$ 1
Minimum market value of listed securities	$ 35,000
Minimum consecutive business days of market value of listed securities	30 days
Cash			$ 6,196				$ 6,196		$ 15,740	40,566
Accumulated deficit			(128,449)				(128,449)		(111,503)	(71,743)
Net loss			7,589	$ 9,357	$ 9,928	$ 9,662	16,946	$ 19,590	39,760	40,335
Net cash used in operating activities				$ 13,800			13,803	$ 15,581	28,930	$ 30,818
Medical Costs			$ 100,000,000				$ 100,000,000		$ 100,000,000
ASU 2016-02
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Change in accounting principle, accounting standards update, adopted									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect									true
ASU 2019-12
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Change in accounting principle, accounting standards update, adopted									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect									true
Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares			7,878,786
Private Placement
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Closing date							Apr. 10, 2023
Private Placement | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares		7,878,786
Aggregate purchase price		$ 6,500